AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.7%
Information Technology – 33.1%
Communications Equipment – 1.4%
Arista Networks, Inc.(a)	23,720	$8,151,141
Motorola Solutions, Inc.	13,709	3,184,875

		11,336,016

Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp. - Class A	84,072	6,156,593
Cognex Corp.	47,887	3,841,495
IPG Photonics Corp.(a)	36,046	5,709,686

		15,707,774

IT Services – 8.6%
EPAM Systems, Inc.(a)	14,094	8,040,345
PayPal Holdings, Inc.(a)	74,022	19,261,265
Visa, Inc. - Class A(b)	189,196	42,143,409

		69,445,019

Semiconductors & Semiconductor Equipment – 8.3%
ASML Holding NV (ADR)	13,300	9,909,963
NVIDIA Corp.	82,286	17,046,368
QUALCOMM, Inc.	181,766	23,444,179
Texas Instruments, Inc.	15,900	3,056,139
Xilinx, Inc.	88,950	13,430,560

		66,887,209

Software – 12.9%
Adobe, Inc.(a)	39,231	22,586,071
Fortinet, Inc.(a)	37,612	10,984,209
Microsoft Corp.	234,382	66,076,973
PTC, Inc.(a)	6,195	742,099
Tyler Technologies, Inc.(a)	8,352	3,830,645

		104,219,997

		267,596,015

Health Care – 19.0%
Biotechnology – 2.2%
Vertex Pharmaceuticals, Inc.(a)	97,440	17,674,641

Health Care Equipment & Supplies – 8.0%
ABIOMED, Inc.(a)	11,093	3,610,993
Align Technology, Inc.(a)	21,566	14,350,664
Edwards Lifesciences Corp.(a)	133,038	15,061,232
IDEXX Laboratories, Inc.(a)	15,488	9,631,987
Intuitive Surgical, Inc.(a)	22,132	22,002,528

		64,657,404

Health Care Providers & Services – 3.7%
UnitedHealth Group, Inc.	76,689	29,965,460

Company	Shares	U.S. $ Value

Health Care Technology – 0.6%
Veeva Systems, Inc. - Class A(a)	17,557	$5,059,401

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	11,200	4,542,832
Mettler-Toledo International, Inc.(a)	2,035	2,802,928

		7,345,760

Pharmaceuticals – 3.6%
Zoetis, Inc.	146,823	28,504,217

		153,206,883

Communication Services – 15.5%
Entertainment – 1.6%
Electronic Arts, Inc.	40,722	5,792,704
Take-Two Interactive Software, Inc.(a)	43,779	6,745,031

		12,537,735

Interactive Media & Services – 13.9%
Alphabet, Inc. - Class C(a)	25,090	66,872,628
Facebook, Inc. - Class A(a)	134,926	45,792,535

		112,665,163

		125,202,898

Consumer Discretionary – 15.2%
Diversified Consumer Services – 0.8%
Chegg, Inc.(a)	96,978	6,596,444

Hotels, Restaurants & Leisure – 0.7%
Domino’s Pizza, Inc.	12,850	6,128,936

Internet & Direct Marketing Retail – 6.4%
Amazon.com, Inc.(a)	13,420	44,085,237
Etsy, Inc.(a)	35,457	7,373,637

		51,458,874

Specialty Retail – 4.3%
Burlington Stores, Inc.(a)	25,931	7,353,254
Home Depot, Inc. (The)	82,490	27,078,167

		34,431,421

Textiles, Apparel & Luxury Goods – 3.0%
NIKE, Inc. - Class B	167,606	24,341,419

		122,957,094

Consumer Staples – 5.3%
Beverages – 2.4%
Monster Beverage Corp.(a)	213,468	18,962,362

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	52,082	23,403,047

		42,365,409

Industrials – 5.2%
Building Products – 1.1%
Allegion PLC	38,574	5,098,711
Trex Co., Inc.(a)	36,604	3,731,046

		8,829,757

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.5%
Copart, Inc.(a)	84,781	$11,760,820

Electrical Equipment – 0.5%
AMETEK, Inc.	33,810	4,192,778

Industrial Conglomerates – 1.6%
Roper Technologies, Inc.	29,965	13,368,286

Machinery – 0.5%
IDEX Corp.	20,005	4,140,035

		42,291,676

Materials – 1.2%
Chemicals – 1.2%
Sherwin-Williams Co. (The)	33,467	9,361,724

Financials – 0.2%
Capital Markets – 0.2%
MarketAxess Holdings, Inc.	4,071	1,712,629

Total Common Stocks (cost $370,774,799)		764,694,328

SHORT-TERM INVESTMENTS – 5.4%
Investment Companies – 5.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $43,512,923)	43,512,923	43,512,923

Total Investments – 100.1% (cost $414,287,722)(f)		808,207,251
Other assets less liabilities – (0.1)%		(595,383)

Net Assets – 100.0%		$807,611,868

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $397,851,471 and gross unrealized depreciation of investments was $(3,931,942), resulting in net unrealized appreciation of $393,919,529.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$764,694,328	$—	$—	$764,694,328
Short-Term Investments	43,512,923	—	—	43,512,923

Total Investments in Securities	808,207,251	—	—	808,207,251
Other Financial Instruments(b)	—	—	—	—

Total	$808,207,251	$—	$—	$808,207,251

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,157	$100,927	$94,571	$43,513	$3